February 17, 2004

VIA EDGAR

The United States Securities

and Exchange Commission

Judiciary Plaza

450 Fifth Street

Washington, D.C. 20549-0506

Subject: GE	Life and Annuity Assurance Company

GE Life & Annuity Separate Account 4

SEC File Nos. 333-63531; 811-05343

CIK No. 0000822616

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life and Annuity Assurance Company (the “Company”) and GE Life & Annuity Separate Account 4 (the “Separate Account”), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective on February 12, 2004.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker
Heather Harker Vice President and Associate General Counsel